Share-Based Compensation (Details Textual) - USD ($)					1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 14, 2014	Jan. 02, 2014	Jun. 02, 2013	Feb. 13, 2008	Mar. 31, 2014	Jul. 31, 2013	Feb. 29, 2008	Nov. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Feb. 24, 2014	Sep. 30, 2013
Share-Based Compensation (Textual)
Share based compensation									$ 88,150		$ 0	$ 0
Share-based compensation shares issued to nonemployees for services, value											$ 376,662
Total unrecognized compensation costs									$ 4,167					$ 175,000
Stock issued during period, Restricted Stock, shares	45,000					30,000
Stock Issued during period, Restricted Stock, value						$ 66,000
Warrants issued to purchase common stock shares, Shares		792,523									2,777,808		420,838
Common Stock [Member]
Share-Based Compensation (Textual)
Share based compensation											$ 62,820
Share-based compensation shares issued to nonemployees for services, share											18,000
Share-based compensation shares issued to nonemployees for services, value											$ 43,020
Common stock issued value											$ 9,000
Common stock issued shares											19,800
Stock options [Member]
Share-Based Compensation (Textual)
Number of shares, Granted											20,000
Exercise price per share											$ 2.00
Weighted-average remaining contractual life of outstanding options											3 years 2 months 12 days
Stock Warrants [Member]
Share-Based Compensation (Textual)
Number of shares, Granted									100,000		5,226,120
Exercise price per share									$ 2.56		$ 2.61
Weighted-average remaining contractual life of outstanding options											2 years 2 months 27 days
Share-based compensation shares issued to nonemployees for services, value											$ 0
Steven Girgenti [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 5,000		$ 20,000
Common stock issued shares									2,717		8,516
Dr Oscar Bronsther [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 5,000		$ 20,000
Common stock issued shares									2,660		8,939
Alvaro Pascual - Leone [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 1,563		$ 6,250
Common stock issued shares									919		2,720
Jason Barton [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 1,563		$ 6,250
Common stock issued shares									831		2,793
Jose Romano [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 1,563		$ 6,250
Common stock issued shares									831		2,793
Josef Zihl [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 3,125		$ 12,500
Common stock issued shares									1,838		5,441
Del Mar Consulting [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share								33,000
Share-based compensation shares issued to nonemployees for services, value								$ 66,000
consultancy agreement period								3 months
Alex Partners, LLC [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share								27,000
Share-based compensation shares issued to nonemployees for services, value								$ 54,000
consultancy agreement period								3 months
Lowell Rush [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 5,000		$ 18,750
Common stock issued shares									2,660		8,435
Dr Donald O Rourke [Member] | Stock Warrants [Member] | Common Stock [Member] | Subsequent Event [Member]
Share-Based Compensation (Textual)
Warrants issued to purchase common stock shares, Shares		7,000
Warrants issued to purchase common stock shares, Value		$ 5,522
Warrants issue to purchase common stock of share at an exercise price		$ 3.08
Warrants issue to purchase common stock of exercisable for period		3 years
Fountainhead Capital Management Limited [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 15,000
Common stock issued shares									8,152
Acorn Management Partners [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 25,000
Common stock issued shares									13,889
Gordon Holmes [Member]
Share-Based Compensation (Textual)
Common stock issued value									$ 100,000
Common stock issued shares									4,492
Stock Option Plan [Member]
Share-Based Compensation (Textual)
Ownership percentage of outstanding voting stock for the options to be granted				More than 10%.			More than 10%.
Exercise price of options granted				Not less than 110% of the fair market value of the common stock on the grant date.			Not less than 110% of the fair market value of the common stock on the grant date.
Option expired period determined by the board of directors				Not extend mare than 10 years from the grant date.			Not extend mare than 10 years from the grant date.
Outstanding voting stock expire from grant date				10 years			10 years
Vesting period for employees				3 years			3 years
Percentage of number of shares covered by plan				10.00%			10.00%
Share based compensation									$ 25,011	$ 0
Non Employee Stock Compensation [Member] | Steven Girgenti [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											8,516
Share-based compensation shares issued to nonemployees for services, value											$ 20,000
Non Employee Stock Compensation [Member] | Dr Oscar Bronsther [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											8,939
Share-based compensation shares issued to nonemployees for services, value											$ 20,000
Non Employee Stock Compensation [Member] | Alvaro Pascual - Leone [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											2,720
Share-based compensation shares issued to nonemployees for services, value											$ 6,250
Non Employee Stock Compensation [Member] | Jason Barton [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											2,793
Share-based compensation shares issued to nonemployees for services, value											$ 6,250
Non Employee Stock Compensation [Member] | Jose Romano [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											2,793
Share-based compensation shares issued to nonemployees for services, value											$ 6,250
Non Employee Stock Compensation [Member] | Josef Zihl [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											5,441
Share-based compensation shares issued to nonemployees for services, value											$ 12,500
Non Employee Stock Compensation [Member] | Lowell Rush [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											8,435
Share-based compensation shares issued to nonemployees for services, value											$ 18,750
Non Employee Stock Compensation [Member] | Board of Directors Chairman [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, value											31,250
Non Employee Stock Compensation [Member] | Scientific Advisory Board [Member] | Common Stock [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, value											58,750
Consulting Agreement [Member]
Share-Based Compensation (Textual)
Share based compensation											78,620
Consulting Agreement [Member] | Fountainhead Capital Management Limited [Member]
Share-Based Compensation (Textual)
Common stock issued value											$ 60,000
Common stock issued shares											27,368
Extension Agreement [Member] | Del Mar Consulting [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											3,000
Share-based compensation shares issued to nonemployees for services, value											$ 5,400
Extension Agreement [Member] | Alex Partners, LLC [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share											2,000
Share-based compensation shares issued to nonemployees for services, value											$ 3,600
Advisory Agreement [Member]
Share-Based Compensation (Textual)
Stock issued during period, Restricted Stock, shares			27,000
Stock Issued during period, Restricted Stock, value			$ 66,000
Advisory Agreement [Member] | J and M Group, LLC [Member]
Share-Based Compensation (Textual)
Share-based compensation shares issued to nonemployees for services, share					2,500
Share-based compensation shares issued to nonemployees for services, value					$ 4,700